Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash And Cash Equivalents

15. Cash and cash equivalents

For the purpose of the consolidated statement of financial position and the consolidated statement of cash flow, cash and short-term deposits comprise the following items:

	12-31-2022	12-31-2021
	ARS 000	ARS 000

Cash at banks and on hand	9,124,319	548,787
Short-term deposits	119,452	-
	9,243,771	548,787

Bank balances accrue interest at variable rates based on the bank deposits daily rates. Short-term deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Group, and earn interest at the respective fixed short-term deposit rates.